SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.0%
Energy - 27.6% (a)
Coal & Consumable Fuels - 0.9%
Cameco Corp.	3,720	$440,448

Integrated Oil & Gas - 10.3%
Chevron Corp.	9,036	1,687,563
Exxon Mobil Corp.	18,244	2,782,210
Petroleo Brasileiro SA - Petrobras - ADR	44,730	743,860
		5,213,633
Oil & Gas Drilling - 2.5%
Transocean Ltd. (b)	196,703	1,274,636

Oil & Gas Equipment & Services - 7.8%
Baker Hughes Co.	11,479	749,119
Forum Energy Technologies, Inc. (b)	21,162	1,228,031
Halliburton Co.	14,028	505,008
National Energy Services Reunited Corp. (b)	18,902	473,495
SLB Ltd.	19,317	991,735
		3,947,388
Oil & Gas Exploration & Production - 4.6%
Antero Resources Corp. (b)	23,767	874,863
BKV Corp. (b)	13,135	411,520
Range Resources Corp.	25,724	1,061,887
		2,348,270
Oil & Gas Storage & Transportation - 1.5%
Cheniere Energy, Inc.	3,300	777,909
Total Energy		14,002,284

Industrials - 1.5%
Marine Transportation - 1.5%
Navios Maritime Partners LP	10,803	779,544

Materials - 43.9% (a)
Copper - 3.2%
Freeport-McMoRan, Inc.	9,104	619,800
Southern Copper Corp.	4,528	988,526
		1,608,326
Diversified Metals & Mining - 5.0%
BHP Group Ltd. - ADR	10,000	815,700
Hudbay Minerals, Inc.	35,632	1,009,454
Ivanhoe Electric, Inc. (b)	28,842	495,794
Northern Dynasty Minerals Ltd. (b)	127,205	197,168
		2,518,116

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Gold - 21.8%
Agnico Eagle Mines Ltd.	7,133	$1,794,663
Barrick Mining Corp.	14,614	741,514
Coeur Mining, Inc. (b)	50,010	1,357,772
Equinox Gold Corp. (b)	44,534	835,458
Gold Fields Ltd. - ADR	30,800	1,812,272
Kinross Gold Corp.	56,547	2,091,674
New Gold, Inc. (b)	21,313	286,020
Newmont Corp.	5,910	768,300
Novagold Resources, Inc. (b)	53,406	711,368
Skeena Resources Ltd. (b)	17,935	683,682
		11,082,723
Precious Metals & Minerals - 5.2%
Impala Platinum Holdings Ltd. - ADR	58,211	1,288,791
Sibanye Stillwater Ltd. - ADR (b)	75,339	1,334,254
		2,623,045
Silver - 6.9%
Endeavour Silver Corp. (b)	81,727	1,136,005
First Majestic Silver Corp.	37,565	1,202,456
Hecla Mining Co.	46,784	1,165,389
		3,503,850
Steel - 1.8%
Vale SA - ADR	54,600	938,028
Total Materials		22,274,088
TOTAL COMMON STOCKS (Cost $28,351,705)		37,055,916

EXCHANGE TRADED FUNDS - 19.8%
Alpha Architect 1-3 Month Box ETF (b)(c)	6,354	735,984
iShares Gold Trust (b)	25,642	2,540,353
iShares Silver Trust (b)	26,619	2,262,349
SPDR Gold MiniShares Trust (b)	43,304	4,509,678
TOTAL EXCHANGE TRADED FUNDS (Cost $8,744,936)		10,048,364

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.1%
First American Government Obligations Fund - Class X, 3.60% (d)	3,596,477	3,596,477
TOTAL MONEY MARKET FUNDS (Cost $3,596,477)		3,596,477

TOTAL INVESTMENTS - 99.9% (Cost $40,693,118)		$50,700,757
Other Assets in Excess of Liabilities - 0.1%		44,251
TOTAL NET ASSETS - 100.0%		$50,745,008

Percentages are stated as a percent of net assets.

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

ADR - American Depositary Receipt
LP - Limited Partnership

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SARMAYA THEMATIC ETF

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Sarmaya Thematic ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$37,055,916	$—	$—	$37,055,916
Exchange Traded Funds	10,048,364	—	—	10,048,364
Money Market Funds	3,596,477	—	—	3,596,477
Total Investments	$50,700,757	$—	$—	$50,700,757

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2026:

Alpha Architect 1-3 Month Box ETF
Value as of November 30, 2025	$468,485
Additions	592,488
Reductions	(330,936)
Realized gain (loss)	542
Net change in unrealized appreciation (depreciation)	5,405
Value as of February 28, 2026	$735,984

Dividend (Interest) income	—
Capital gain distributions from underlying funds	—

Shares as of February 28, 2026	6,354
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